Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of reserves

(in €‘000)	Legal reserve for capitalized development costs	Foreign currency translation reserve	Reserve for financial assets at FVOCI	Total
As at January 1, 2020	4,589	3	—	4,592
Exchange differences on translation of foreign operations	—	8	—	8
Reclassification	(777)	—	—	(777)
As at December 31, 2020	3,812	11	—	3,823
As at January 1, 2021	3,812	11	—	3,823
Exchange differences on translation of foreign operations	—	(14)	—	(14)
Reclassification	386	—	—	386
As at December 31, 2021	4,198	(3)	—	4,195
As at January 1, 2022	4,198	(3)	—	4,195
Exchange differences on translation of foreign operations	—	98	—	98
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(10,595)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	328	328
Reclassification	(886)	—	—	(886)
As at December 31, 2022	3,312	95	(10,267)	(6,860)